Intangible Assets and Goodwill (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
Intangible assets and Goodwill consist of the following:

(Amounts in 000’s)	Bed licenses (included in property and equipment) (a)	Bed Licenses— Separable (b)	Lease Rights	Total	Goodwill (b)
Balances, December 31, 2020
Gross	$14,276	$2,471	$206	$16,953	$1,585
Accumulated amortization	(3,754)	—	(48)	(3,802)	—

Net carrying amount	$10,522	$2,471	$158	$13,151	$1,585
Amortization expense	(207)	—	(12)	(219)	—
Balances, June 30, 2021
Gross	14,276	2,471	206	16,953	1,585
Accumulated amortization	(3,961)	—	(60)	(4,021)	—

Net carrying amount	$10,315	$2,471	$146	$12,932	$1,585

(c)	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4— Property and Equipment ).
(d)	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.

Intangible assets and Goodwill consist of the following:

(Amounts in 000’s)	Bed licenses (included in property and equipment) (a)	Bed Licenses— Separable (b)	Lease Rights	Total	Goodwill (b)
Balances, December 31, 2020
Gross	$14,276	$2,471	$206	$16,953	$1,585
Accumulated amortization	(3,754)	—	(48)	(3,802)	—

Net carrying amount	$10,522	$2,471	$158	$13,151	$1,585
Amortization expense	(310)	—	(18)	(328)	—
Balances, September 30, 2021
Gross	14,276	2,471	206	16,953	1,585
Accumulated amortization	(4,064)	—	(66)	(4,130)	—

Net carrying amount	$10,212	$2,471	$140	$12,823	$1,585

(e)	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4— Property and Equipment ).
(f)	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.

Schedule of Total Amortization Expense
The following table summarizes amortization expense for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in 000’s)	2021	2020	2021	2020
Bed licenses	$103	$103	$207	$207
Lease rights	6	122	12	244

Total amortization expense	$109	$225	$219	$451

The following table summarizes amortization expense for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s)	2021	2020	2021	2020
Bed licenses	$103	$103	$310	$310
Lease rights	6	54	18	298

Total amortization expense	$109	$157	$328	$608

Schedule of Estimated Amortization Expense for All Definite Lived Intangibles
Expected amortization expense for the year ended December 31, for all definite-lived intangibles, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Bed Licenses	Lease Rights
2021 (a)	$207	$12
2022	414	24
2023	414	23
2024	414	18
2025	414	18
Thereafter	8,452	51

Total expected amortization expense	$10,315	$146

(a)	Estimated amortization expense for the year ending December 31, 2021, includes only amortization to be recorded after June 30, 2021.

Expected amortization expense for the year ended December 31, for all definite-lived intangibles, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Bed Licenses	Lease Rights
2021 (a)	$104	$6
2022	414	24
2023	414	23
2024	414	18
2025	414	18
Thereafter	8,452	51

Total expected amortization expense	$10,212	$140

(a)	Estimated amortization expense for the year ending December 31, 2021, includes only amortization to be recorded after September 30, 2021.